Investments (Amortized Cost and Fair Value of Fixed Maturities by Contractual Maturities) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Amortized Cost
Due in one year or less		$ 1,745,409
Due after one year through five years		15,738,281
Due after five years through ten years		12,444,358
Due after ten years		10,943,144
Amortized Cost		48,230,218	$ 36,980,933
Fair Value
Due in one year or less		1,738,607
Due after one year through five years		15,930,893
Due after five years through ten years		12,660,246
Due after ten years		9,922,102
Fair Value	[1]	47,624,171	34,986,160
Asset-backed securities
Amortized Cost
Debt Securities, Available-for-sale,Maturity, without Single Maturity Date,Amortized Cost		5,051,514
Amortized Cost		5,051,514	3,728,073
Fair Value
Debt Securities, Available-for-sale,Maturity, without Single Maturity Date,Fair Value		5,076,048
Fair Value		5,076,048	3,750,663
Commercial mortgage-backed securities
Amortized Cost
Debt Securities, Available-for-sale,Maturity, without Single Maturity Date,Amortized Cost		1,370,898
Amortized Cost		1,370,898	944,652
Fair Value
Debt Securities, Available-for-sale,Maturity, without Single Maturity Date,Fair Value		1,354,310
Fair Value		1,354,310	895,775
Residential mortgage-backed securities
Amortized Cost
Debt Securities, Available-for-sale,Maturity, without Single Maturity Date,Amortized Cost		936,614
Amortized Cost		936,614	367,005
Fair Value
Debt Securities, Available-for-sale,Maturity, without Single Maturity Date,Fair Value		941,965
Fair Value		$ 941,965	$ 356,072

[1]	See Note 4 for details of balances associated with variable interest entities.